Vessel Revenue, net and Voyage Expenses	12 Months Ended
Dec. 31, 2022
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel Revenue, net and Voyage Expenses
10.	Vessel Revenue, net and Voyage Expenses:

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time, pool agreements and spot charters). The following table presents the Company’s income statement figures derived from spot charters, time charters and pool agreements for the period from inception (January 20, 2022) through December 31, 2022:

From January 20, 2022 through December 31, 2022
Vessel revenues from spot charters, net of commissions	9,236
Vessel revenues from time charters and pool agreements, net of commissions	13,548
Total	22,784

Demurrage income for the year ended December 31, 2022 was $229.
The amortization of the below and above market acquired time charters amounted to $308 and $146 as a deduction to and an addition to “Vessel revenue, net”, respectively. As of December 31, 2022, the below and above market acquired time charters were fully amortized.
The following table presents the Company’s net trade accounts receivable disaggregated by revenue source for the period from inception (January 20, 2022) through December 31, 2022:
From January 20, 2022 through December 31, 2022
Accounts receivable trade, net from spot charters	2
Accounts receivable trade, net from time charters	777
Total	779

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. Deferred revenue as of December 31, 2022 was $1,027 and relates entirely to ASC 842.

Accrued income of $1,802 related to pool revenue, $1,123 related to spot charters and $243 related to escalating revenue is included in “Other current assets” in the consolidated balance sheet.
Charterers individually accounting for more than 10% of revenues for the period from inception (January 20, 2022) through December 31, 2022 were:
Customer	From January 20, 2022 through December 31, 2022
A	25%
B	20%
C	19%
D	15%
E	15%
Total	94%

As of December 31, 2022, all of the Company’s fleet was time chartered on short-term employment arrangements.
Voyage Expenses
The following table presents the Company’s statement of operations’ figures derived from spot charters, time charters and for unfixed periods for the period from inception (January 20, 2022) through December 31, 2022:
From January 20, 2022 through December 31, 2022
Voyage expenses from spot charters	4,802
Voyage expenses from time charters	178
Other	265
Total	5,245